Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Provisions [Line Items]
Beginning balance	$ 147,157	[1]	$ 54,255
Additions through business combinations	280		75,089	[1]
Provisions made during the year	141,811		99,237
Provisions used during the year	(93,510)		(70,813)
Provisions reversed during the year	(13,542)		(9,259)
Unwind of discount on long-term provisions	(4,153)		(929)
Sale of business	(1,465)
Effect of movements in exchange rates	(939)		(423)
Ending balance	175,639		147,157	[1]
Current provisions	43,903		39,012	[1],[2]
Non-current provisions	131,736		108,145	[1]
Self Insurance
Provisions [Line Items]
Beginning balance	69,467	[1]	47,733
Additions through business combinations	0		125	[1]
Provisions made during the year	126,439		94,885
Provisions used during the year	(80,040)		(62,836)
Provisions reversed during the year	(13,236)		(9,259)
Unwind of discount on long-term provisions	(4,153)		(929)
Sale of business	(1,465)
Effect of movements in exchange rates	(761)		(252)
Ending balance	96,251		69,467	[1]
Current provisions	33,918		26,771	[1]
Non-current provisions	62,333		42,696	[1]
Other
Provisions [Line Items]
Beginning balance	77,690	[1]	6,522
Additions through business combinations	280		74,964	[1]
Provisions made during the year	15,372		4,352
Provisions used during the year	(13,470)		(7,977)
Provisions reversed during the year	(306)		0
Unwind of discount on long-term provisions	0		0
Sale of business	0
Effect of movements in exchange rates	(178)		(171)
Ending balance	79,388		77,690	[1]
Current provisions	9,985		12,241	[1]
Non-current provisions	$ 69,403		$ 65,449	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).